PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
32.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2011	2012	2012
	RMB	RMB	US$

ASSETS
Current assets:
Cash	8,869	7,301	1,172
Time deposits with original maturities exceeding three months	31,470	-	-
Amounts due from subsidiaries	227,211	411,919	66,118

Total current assets	267,550	419,220	67,290

Non-current assets:
Investment in subsidiaries	1,790,931	1,945,280	312,238

Total assets	2,058,481	2,364,500	379,528

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term bank borrowings	-	205,593	33,000
Accrued expenses and other liabilities	3,321	4,453	715
Amounts due to subsidiaries	120,660	122,868	19,722

Total current liabilities	123,981	332,914	53,437

Total liabilities	123,981	332,914	53,437

Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2011 and 2012; outstanding shares-141,403,597 and 135,487,408 as of December 31, 2011 and 2012, respectively)	105	105	17
Treasury stock (949,935 and 6,866,124 as of December 31, 2011 and 2012, respectively)	(1)	(5)	(1)
Additional paid-in capital	2,551,877	2,517,496	404,086
Accumulated other comprehensive loss	(17,595)	(16,955)	(2,722)
Accumulated deficit	(599,886)	(469,055)	(75,289)

Total shareholders' equity	1,934,500	2,031,586	326,091

Total liabilities and shareholders' equity	2,058,481	2,364,500	379,528

Condensed statements of comprehensive income

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	-	-	-
General and administrative expenses	(27,626)	(30,561)	(19,879)	(3,191)
Selling expenses	(2,524)	(2,298)	(2,296)	(369)

Operating loss	(30,150)	(32,859)	(22,175)	(3,560)
Equity in profit of subsidiaries	155,397	(184,276)	152,691	24,509
Interest income	742	2,132	307	50
Exchange gain	3,411	-	8	1

Net income (loss)	129,400	(215,003)	130,831	21,000

Net income (loss) attributable to ordinary shareholders	129,400	(215,003)	130,831	21,000

Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	(10,848)	(2,760)	640	102

Total other comprehensive (loss) income	(10,848)	(2,760)	640	102

Comprehensive income (loss)	118,552	(217,763)	131,471	21,102

Condensed statements of cash flows

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net cash used in operating activities	(16,765)	(8,418)	(11,493)	(1,845)
Net cash (used in) provided by investing activities	(423,931)	8,108	(153,651)	(24,663)
Net cash (used in) provided by financing activities	(145,574)	879	163,177	26,192
Exchange rate effect on cash	(6,736)	266	399	64

Net (decrease) increase in cash	(593,006)	835	(1,568)	(252)
Cash at beginning of the year	601,040	8,034	8,869	1,424

Cash at end of the year	8,034	8,869	7,301	1,172

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investment is presented on the balance sheet as "Investment in subsidiaries" and the subsidiaries profit or loss as "Equity in profit or loss of subsidiaries" on the statement of comprehensive income. The parent company only financial statements should be read in conjunction with the Company's consolidated financial statements.